As filed with the Securities and Exchange Commission on December 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – September 30, 2017

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2017

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

Table of Contents

Portfolio Composition	1
Schedules of Portfolio Investments	2
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	33
Additional Fund Information	40
Investment Advisory Agreement Approval	42

PORTFOLIO COMPOSITION*
September 30, 2017 (Unaudited)

AFA

Short-Intermediate Bond Fund	Percentage of Total Investments

Corporate Bonds	33.0%
U.S. Treasury Securities	26.2%
Asset Backed Securities	12.4%
Non-Agency Residential Mortgage Backed Securities	10.2%
Non-Agency Commercial Mortgage Backed Securities	9.9%
U.S. Government Mortgage Backed-Securities	4.6%
Short-Term Investments	3.2%
Preferred Stocks	0.3%
Municipals	0.2%

100.0%

AFA

Income Fund	Percentage of Total Investments

Corporate Bonds	30.4%
U.S. Government Mortgage Backed-Securities	25.8%
U.S. Treasury Securities	14.8%
Non-Agency Residential Mortgage Backed Securities	10.6%
Asset Backed Securities	6.9%
Non-Agency Commercial Mortgage Backed Securities	6.8%
Short-Term Investments	2.2%
Municipals	1.8%
Investment Company	0.7%

100.0%

AFA

Nebraska Tax-Free Fund	Percentage of Total Investments

Municipals	97.5%
Short-Term Investments	2.5%

100.0%

AFA

Balanced Fund	Percentage of Total Investments

Information Technology	16.0%
Financials	15.5%
Government Securities	13.6%
Health Care	9.8%
Consumer Discretionary	8.9%
Industrials	8.6%
Consumer Staples	5.6%
Energy	4.9%
Short-Term Investments	3.6%
Materials	2.7%
Telecommunication Services	2.2%
Utilities	1.8%
Non-Agency Commercial Mortgage Backed Securities	1.7%
Asset Backed Securities	1.6%
Real Estate	1.6%
Non-Agency Residential Mortgage Backed Securities	1.3%
U.S. Government Mortgage Backed-Securities	0.6%

100.0%

AFA

Growth Opportunities Fund	Percentage of Total Investments

Information Technology	23.0%
Consumer Discretionary	18.4%
Industrials	18.2%
Health Care	13.6%
Financials	6.4%
Materials	5.3%
Real Estate	4.6%
Consumer Staples	4.4%
Energy	2.0%
Utilities	0.8%
Short-Term Investments	3.3%

100.0%

AFA

Small Company Fund	Percentage of Total Investments

Financials	20.1%
Information Technology	17.6%
Industrials	15.9%
Health Care	11.3%
Consumer Discretionary	10.9%
Real Estate	6.1%
Materials	6.0%
Energy	3.9%
Utilities	2.0%
Short-Term Investments	6.2%

100.0%

*Portfolio composition is as of September 30, 2017 and is subject to change.

1

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 32.4%
Asset Backed Securities - 12.3%
$533,233	Ally Auto Receivables Trust, 1.53%, 04/15/19	$533,357
865,000	American Express Credit Account Master Trust, 1.60% (USD 1 Month LIBOR +0.37%), 12/15/21 (a)	868,787
674,696	AmeriCredit Automobile Receivables Trust, 1.92%, 11/08/19	675,033
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,204,080
648,015	Ascentium Equipment Receivables, LLC, 1.93%, 03/11/19 (b)	648,462
685,000	Ascentium Equipment Receivables, LLC, 5.92%, 06/12/23 (b)	692,404
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,220,191
27,113	Chrysler Capital Auto Receivables Trust, 1.47%, 04/15/19 (b)	27,113
950,000	Eaton Vance CLO, Ltd., 2.50% (USD 3 Month LIBOR +1.20%), 07/15/26 (a)(b)	950,924
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,152,721
635,000	GreatAmerica Leasing Receivables Funding, LLC, 1.72%, 04/22/19 (b)	635,060
940,000	Magnetite IX, Ltd., 2.31% (USD 3 Month LIBOR +1.00%), 07/25/26 (a)(b)	940,764
57	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	57
627,756	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.97% (USD 3 Month LIBOR +0.65%), 09/24/33 (a)(b)	583,813
698,888	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 2.02% (USD 3 Month LIBOR +0.70%), 12/24/33 (a)(b)	642,977
434,432	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.80% (USD 3 Month LIBOR +0.48%), 06/24/34 (a)(b)	388,817
625,257	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 1.62% (USD 3 Month LIBOR +0.30%), 03/22/37 (a)(b)	518,963
61,214	Santander Drive Auto Receivables Trust, 1.97%, 11/15/19	61,226
581,908	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	581,721
369,534	SLM Student Loan Trust, 2.96% (USD 3 Month LIBOR +1.65%), 07/25/22 (a)	379,339
1,224,198	SLM Student Loan Trust, 2.81% (USD 3 Month LIBOR +1.50%), 04/25/23 (a)	1,252,967

Principal Amount	Security Description	Value

$1,219,859	SLM Student Loan Trust, 3.01% (USD 3 Month LIBOR +1.70%), 07/25/23 (a)	$1,255,958
1,451,589	SoFi Consumer Loan Program, LLC, 2.77%, 05/25/26 (b)	1,457,494
887,833	SoFi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	887,040
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	845,963

		18,405,231
Non-Agency Commercial Mortgage Backed Securities - 9.9%
114,103	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	114,923
1,950,632	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.98%, 09/10/45 (b)(c)	120,183
1,663,339	COMM Mortgage Trust Interest Only REMIC, 1.48%, 03/10/46 (c)	51,034
630,000	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	656,374
44,447	DBUBS Mortgage Trust Interest Only REMIC, 0.44%, 08/10/44 (b)(c)	486
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(c)	549,150
4,541,047	GS Mortgage Securities Trust Interest Only REMIC, 1.52%, 08/10/44 (b)(c)	190,960
953,758	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	960,361
527,270	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	533,434
163,626	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	163,256
892,607	JPMBB Commercial Mortgage Securities Trust REMIC, 1.63%, 05/15/48	889,045
818,361	Lehman Brothers Small Balance Commercial Mortgage Trust, 1.49% (USD 1 Month LIBOR +0.25%), 09/25/30 (a)(b)	810,846
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13% , 04/20/48 (b)(c)	656,396
1,105,437	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	1,093,428
1,370,052	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.16%, 12/15/48 (c)	58,871
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	1,039,902
889,000	WaMu Commercial Mortgage Securities Trust, 2.32%, 12/27/49 (b)(c)	888,018
466,997	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	469,589

2	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	$1,028,746
143,319	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.98%, 02/15/44 (b)(c)	3,072
980,802	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	995,958
459,517	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	469,317
210,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	211,058
1,402,229	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	1,407,138
110,936	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.12%, 03/15/46	110,573
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,246,359
98,941	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.23%, 03/15/47	98,768

		14,817,245
Non-Agency Residential Mortgage Backed Securities - 10.2%
578,622	Bayview Commercial Asset Trust REMIC, 2.11% (USD 1 Month LIBOR +0.87%), 12/25/33 (a)(b)	553,899
779,256	Bayview Commercial Asset Trust REMIC, 1.46% (USD 1 Month LIBOR +0.23%), 12/25/36 (a)(b)	733,186
1,060,000	Bayview Commercial Mortgage Pass-Through Trust REMIC, 1.81% (USD 1 Month LIBOR +0.57%), 04/25/36 (a)(b)	1,048,501
79,753	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	82,566
1,096,661	Bayview Financial Acquisition Trust REMIC, 3.56% (USD 1 Month LIBOR +2.33%), 05/28/44 (a)	1,093,198
500,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.63% (USD 1 Month LIBOR +1.40%), 04/28/39 (a)	497,829
147,717	Citicorp Residential Mortgage Trust REMIC, 5.40%, 07/25/36 (d)	148,160
41,317	Citicorp Residential Mortgage Trust REMIC, 5.40%, 07/25/36 (d)	42,140
278,292	Citicorp Residential Mortgage Trust REMIC, 5.58%, 09/25/36 (d)	280,862

Principal Amount	Security Description	Value

$178,265	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	$180,854
220,932	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	229,983
48,756	Citigroup Mortgage Loan Trust REMIC, 1.39% (USD 1 Month LIBOR +0.15%), 08/25/36 (a)	48,735
26,166	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	26,309
1,111,727	Conseco Finance Corp. REMIC, 3.98% (USD 1 Month LIBOR +2.75%), 04/15/32 (a)	1,100,835
84,910	Conseco Finance Corp., 7.30%, 09/15/26 (c)	85,264
16,630	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	16,128
159,521	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.36% (USD 1 Month LIBOR +1.13%), 02/25/33 (a)	160,307
506,303	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(d)	520,402
654,354	Fremont Home Loan Trust REMIC, 2.11% (USD 1 Month LIBOR +0.87%), 11/25/34 (a)	628,357
121,810	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.89% (USD 1 Month LIBOR +0.65%), 03/25/34 (a)	121,874
1,013,912	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.74% (USD 1 Month LIBOR +0.50%), 05/25/36 (a)(b)	1,000,595
72,915	HSBC Home Equity Loan Trust USA, 2.74% (USD 1 Month LIBOR +1.50%), 11/20/36 (a)	73,009
588,700	JP Morgan Mortgage Acquisition Trust REMIC, 1.47% (USD 1 Month LIBOR +0.23%), 07/25/36 (a)	586,695
146,997	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	148,647
735,224	Long Beach Mortgage Loan Trust REMIC, 2.14% (USD 1 Month LIBOR +0.90%), 10/25/34 (a)	718,974
213,440	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (b)(c)	220,954
99,605	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (b)(c)	100,596
298,457	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(c)	308,562

See accompanying Notes to Financial Statements.	3

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$144,197	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (d)	$126,360
210,000	NovaStar Mortgage Funding Trust REMIC, 2.96% (USD 1 Month LIBOR +1.73%), 03/25/35 (a)	210,248
547,932	Oakwood Mortgage Investors, Inc. REMIC, 1.61% (USD 1 Month LIBOR +0.38%), 03/15/18 (a)(b)	530,743
354,841	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 2.21% (USD 1 Month LIBOR +0.98%), 10/25/34 (a)	356,084
57,805	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	58,112
46,636	Residential Accredit Loans, Inc. Trust REMIC, 12.49% (USD 1 Month LIBOR * -1.8333 +14.76%), 03/25/18(a)	48,306
43,748	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	44,583
77,447	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	76,176
357,698	Residential Asset Mortgage Products, Inc. Trust REMIC, 2.00% (USD 1 Month LIBOR +0.77%), 06/25/35 (a)	357,763
64,100	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	66,644
42,220	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	42,549
52,661	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	53,765
48,924	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	48,860
885,000	Sequoia Mortgage Trust, 3.50%, 10/25/47 (b)(c)	900,432
353,553	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	360,746
597,723	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (b)(c)	600,853
634,422	Truman Capital Mortgage Loan Trust REMIC, 1.67% (USD 1 Month LIBOR +0.43%), 03/25/37 (a)(b)	629,137

		15,268,782
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $48,217,313)		48,491,258

Corporate Bonds - 32.9%
Consumer Discretionary - 5.9%
660,000	AMC Networks, Inc., 4.75%, 12/15/22	678,770
1,469,000	CBS Corp., 3.38%, 03/01/22	1,520,951
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	395,675

Principal Amount	Security Description	Value

$380,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25	$391,400
625,000	Levi Strauss & Co., 5.00%, 05/01/25	658,594
1,260,000	Newell Brands, Inc., 2.05%, 12/01/17	1,260,985
1,460,000	Newell Brands, Inc., 3.15%, 04/01/21	1,493,319
682,000	PVH Corp., 4.50%, 12/15/22	697,345
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	491,738
1,305,000	Whirlpool Corp., 1.65%, 11/01/17	1,305,046

		8,893,823
Consumer Staples - 2.4%
845,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	875,794
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	671,076
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,022,222
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	127,167
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	449,313
475,000	PepsiCo., Inc., 1.50%, 02/22/19	474,320

		3,619,892
Financials - 14.5%
370,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	385,021
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,410,144
1,575,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,610,947
1,486,000	CBRE Services, Inc., 5.00%, 03/15/23	1,539,714
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,237,760
1,680,000	Citigroup, Inc., 2.55%, 04/08/19	1,694,309
1,454,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18) (a)(e)	1,497,620
1,535,000	KeyCorp, MTN, 2.90%, 09/15/20	1,568,038
1,655,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,666,380
1,510,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,514,504
1,400,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,520,542
1,455,000	Regions Financial Corp., 3.20%, 02/08/21	1,486,588
1,525,000	The Goldman Sachs Group, Inc., 2.42% (USD 3 Month LIBOR +1.11%), 04/26/22 (a)	1,541,646
1,310,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,410,596

4	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$1,535,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (a)(e)	$1,581,050

21,664,859

Health Care - 0.9%
$1,283,000	Becton Dickinson and Co., 2.68%, 12/15/19	$1,298,231

Industrials - 3.6%
1,479,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,506,855
290,000	General Electric Co., MTN, 1.58% (USD 3 Month LIBOR +0.27%), 08/07/18 (a)	290,661
670,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	723,600
1,410,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,421,503
1,370,000	Textron, Inc., 3.65%, 03/01/21	1,418,548

		5,361,167
Information Technology - 2.8%
1,580,000	eBay, Inc., 2.75%, 01/30/23	1,574,501
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,062,889
1,517,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,560,058

		4,197,448
Telecommunication Services - 2.1%
1,481,000	AT&T, Inc., 3.80%, 03/15/22	1,542,285
1,512,000	Verizon Communications, Inc., 2.95%, 03/15/22	1,537,256

		3,079,541

Utilities - 0.7%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,108,344

Total Corporate Bonds (Cost $49,041,036)	49,223,305

Government & Agency Obligations - 30.8%
GOVERNMENT SECURITIES - 26.2%
Municipals - 0.1%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	244,681

U.S. Treasury Securities - 26.1%
2,500,000	U.S. Treasury Note, 2.63%, 04/30/18	2,519,629
4,070,000	U.S. Treasury Note, 1.25%, 01/31/19	4,060,779
26,975,000	U.S. Treasury Note, 2.00%, 02/28/21	27,228,944
5,330,000	U.S. Treasury Note, 1.63%, 11/15/22	5,245,886

		39,055,238

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 4.6%
Federal Home Loan Mortgage Corp. - 2.5%
79,832	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	81,405
514,287	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	516,697

Principal Amount	Security Description	Value

$1,123,278	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	$1,148,117
489,512	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	81,997
306,791	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	59,918
759,123	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	164,216
713,997	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	728,059
997,007	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	993,123

		3,773,532
Federal National Mortgage Association - 1.4%
2,882,037	Federal National Mortgage Association Interest Only, 0.41%, 01/25/22 (c)	30,353
2,509,709	Federal National Mortgage Association Interest Only, 0.82%, 02/25/22 (c)	61,601
3,176,057	Federal National Mortgage Association Interest Only, 0.65%, 07/25/22 (c)	70,479
617,726	Federal National Mortgage Association, 3.00%, 10/01/26	636,308
1,108,892	Federal National Mortgage Association Interest Only, 2.80%, 01/25/39 (c)	131,303
35,338	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	35,904
128,382	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	133,068
130,298	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	130,933
17,324	Federal National Mortgage Association Interest Only REMIC, 5.00%, 03/25/39	114
422,524	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	423,536
470,463	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	487,405

		2,141,004
Government National Mortgage Association - 0.6%
209,062	Government National Mortgage Association, 4.74%, 06/20/61 (c)	212,789
680,936	Government National Mortgage Association REMIC, 2.67%, 02/16/44	683,181

		895,970
Small Business Administration Participation Certificates - 0.1%
67,990	U.S. Small Business Administration, Series 98-B, 6.15%, 02/01/18	68,746

Total Government & Agency Obligations (Cost $46,271,031)	46,179,171

See accompanying Notes to Financial Statements.	5

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares	Security Description	Value

Preferred Stocks - 0.3%
Financials - 0.3%
550	U.S. Bancorp., Series A, 3.50% (USD 3 Month LIBOR +1.02%), (callable at 1,000 beginning on 10/30/17) (a)(e)	475,755

Total Preferred Stocks (Cost $564,328)	475,755

Short-Term Investments - 3.2%
Investment Company - 3.2%
4,802,038	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (f)	4,802,038

Total Short-Term Investments (Cost $4,802,038)	4,802,038

Total Investments - 99.6% (Cost $148,895,746)	149,171,527

Other assets in excess of liabilities – 0.4%	580,039
NET ASSETS – 100.0%	$149,751,566

(a)	Floating rate security. Rate presented is as of September 30, 2017.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2017, the aggregate value of these liquid securities were $30,581,161 or 20.4% of net assets.

(c)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of September 30, 2017.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2017.
(e)	Perpetual maturity security.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

6	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 24.2%
Asset Backed Securities - 6.9%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,462,735
1,150,000	Eaton Vance CLO, Ltd., 2.50% (USD 3 Month LIBOR +1.20%), 07/15/26 (a)(b)	1,151,119
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,472,090
1,300,000	Magnetite IX CLO, Ltd., 2.31% (USD 3 Month LIBOR +1.00%), 07/25/26 (a)(b)	1,301,057
295	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	295
386,505	Preferred Term Securities XI, Ltd/Preferred Term Securities XI, Inc., 1.97% (USD 3 Month LIBOR +0.65%), 09/24/33 (a)(b)	359,449
1,035,342	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 2.02% (USD 3 Month LIBOR +0.70%), 12/24/33 (a)(b)	952,515
434,432	Preferred Term Securities XIV, Ltd./Preferred Term Securities XIV, Inc., 1.80% (USD 3 Month LIBOR +0.48%), 06/24/34 (a)(b)	388,817
874,432	Preferred Term Securities XXI, Ltd./Preferred Term Securities XXI, Inc., 1.97% (USD 3 Month LIBOR +0.65%), 03/22/38 (a)(b)	533,403
671,918	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 1.62% (USD 3 Month LIBOR +0.30%), 03/22/37 (a)(b)	557,692
188,903	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	188,842
850,794	SLM Student Loan Trust, 2.81% (USD 3 Month LIBOR +1.50%), 04/25/23 (b)	870,788
940,527	SoFi Consumer Loan Program, LLC, 2.77%, 05/25/26 (a)	944,353
946,084	SoFi Consumer Loan Program, LLC, 2.50%, 05/26/26 (a)	945,546
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,303,593
1,230,000	SoFi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,225,965

		13,658,259
Non-Agency Commercial Mortgage Backed Securities - 6.8%
238,167	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	239,879
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,202,728

Principal Amount	Security Description	Value

$590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	$616,087
2,961,031	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.98%, 09/10/45 (a)(c)	182,436
1,663,339	COMM Mortgage Trust Interest Only REMIC, 1.48%, 03/10/46 (c)	51,034
1,490,000	Cosmopolitan Hotel Trust, 2.63% (USD 1 Month LIBOR +1.40%), 11/15/33 (a)(b)	1,499,115
900,000	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(c)	923,128
44,447	DBUBS Mortgage Trust Interest Only REMIC, 0.44%, 08/10/44 (a)(c)	486
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(c)	747,454
6,878,219	Goldman Sachs Mortgage Securities Trust Interest Only REMIC, 1.52%, 08/10/44 (a)(c)	289,242
1,026,749	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,033,858
753,243	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	762,049
589,171	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	591,060
1,250,000	LSTAR Commercial Mortgage Trust, 3.13%, 04/20/48 (a)(c)	1,262,299
200,000	WaMu Commercial Mortgage Securities Trust, 2.32%, 12/27/49 (a)(c)	199,779
919,894	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.96%, 10/15/45 (a)(c)	67,295
889,995	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	894,935
617,571	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.17%, 11/15/45 (a)(c)	45,216
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,003,381
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,802,028

		13,413,489
Non-Agency Residential Mortgage Backed Securities - 10.5%
684,871	Bayview Commercial Asset Trust REMIC, 2.11% (USD 1 Month LIBOR +0.87%), 12/25/33 (a)(b)	655,609

See accompanying Notes to Financial Statements.	7

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value

$1,039,008	Bayview Commercial Asset Trust REMIC, 1.46% (USD 1 Month LIBOR +0.23%), 12/25/36 (a)(b)	$977,581
597,435	Bayview Financial Acquisition Trust REMIC, 3.56% (USD 1 Month LIBOR +2.33%), 05/28/44 (b)	595,548
811,199	Bayview Financial Mortgage Pass-Through Certificates REMIC, 3.11% (USD 1 Month LIBOR +1.88%), 08/28/44 (b)	809,610
1,583	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (d)	1,640
560,000	Bayview Financial Mortgage Pass-Through Trust, REMIC, 2.63% (USD 1 Month LIBOR +1.40%), 04/28/39 (b)	557,569
160,326	Citicorp Residential Mortgage Trust REMIC, 5.40%, 07/25/36 (d)	160,808
49,517	Citicorp Residential Mortgage Trust REMIC, 5.40%, 07/25/36 (d)	50,503
500,701	Citicorp Residential Mortgage Trust REMIC, 5.58%, 09/25/36 (d)	505,327
600,325	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	609,043
279,806	Citigroup Mortgage Loan Trust REMIC, 6.50%, 07/25/34	315,482
1,524,971	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	1,587,446
51,322	Citigroup Mortgage Loan Trust REMIC, 1.39% (USD 1 Month LIBOR +0.15%), 08/25/36 (b)	51,300
38,626	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	38,837
132,902	Conseco Financial Corp., 7.30%, 09/15/26 (c)	133,457
16,630	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	16,128
50,505	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	51,913
159,521	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.36% (USD 1 Month LIBOR +1.13%), 02/25/33 (b)	160,307
453,008	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(d)	465,623
914,547	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	920,013
463,501	Fremont Home Loan Trust, 2.11% (USD 1 Month LIBOR +0.87%), 11/25/34 (b)	445,087

Principal Amount	Security Description	Value

$84,330	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.89% (USD 1 Month LIBOR +0.65%), 03/25/34 (b)	$84,374
730,861	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.74% (USD 1 Month LIBOR +0.50%), 05/25/36 (a)(b)	721,263
437,299	Greenpoint Manufactured Housing, 7.27%, 06/15/29	448,517
56,898	HSBC Home Equity Loan Trust USA, 2.74% (USD 1 Month LIBOR +1.50%), 11/20/36 (b)	56,972
602,717	JP Morgan Mortgage Acquisition Trust REMIC, 1.47% (USD 1 Month LIBOR +0.23%), 07/25/36 (b)	600,664
215,089	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	217,503
877,259	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	881,525
543,303	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	562,428
549,376	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	554,839
1,063,649	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	1,099,660
156,213	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (d)	136,890
249,000	NovaStar Mortgage Funding Trust REMIC, 2.96% (USD 1 Month LIBOR +1.73%), 03/25/35 (b)	249,294
33,263	NovaStar Mortgage Funding Trust REMIC, 2.89% (USD 1 Month LIBOR +1.65%), 03/25/35 (b)	33,316
96,341	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (d)	96,854
54,752	Residential Accredit Loans, Inc. Trust REMIC, 12.49% (USD 1 Month LIBOR * -1.8333 +14.76%), 03/25/18 (b)	56,713
216,038	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	220,161
52,172	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	51,315
366,115	Residential Asset Mortgage Products, Inc. Trust REMIC, 2.00% (USD 1 Month LIBOR +0.77%), 06/25/35 (b)	366,181
53,844	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	55,981
66,681	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (c)	68,079
1,133,486	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	1,153,085

8	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value

$1,355,000	Sequoia Mortgage Trust REMIC, 3.50%, 10/25/47 (a)(c)	$1,378,628
4,523	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.29% (USD 1 Month LIBOR +1.05%), 11/25/34 (b)	4,521
1,101,081	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	1,123,483
746,323	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	750,160
834,032	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	838,400

		20,919,637

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $48,080,024)	47,991,385

Corporate Bonds - 30.3%
Consumer Discretionary - 7.2%
959,000	AMC Networks, Inc., 4.75%, 12/15/22	986,274
1,315,000	CBS Corp., 4.00%, 01/15/26	1,358,235
1,370,000	Comcast Corp., Class A, 3.30%, 02/01/27	1,388,354
1,179,000	Dollar General Corp., 3.25%, 04/15/23	1,204,546
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	728,875
580,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25	597,400
960,000	Levi Strauss & Co., 5.00%, 05/01/25	1,011,600
615,000	Newell Brands, Inc., 4.00%, 06/15/22	645,166
320,000	Newell Brands, Inc., 4.00%, 12/01/24	334,143
410,000	Newell Brands, Inc., 4.20%, 04/01/26	431,585
1,340,000	NIKE, Inc., 3.88%, 11/01/45	1,353,706
870,000	PVH Corp., 4.50%, 12/15/22	889,575
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	899,775
1,320,000	The Walt Disney Co., Series E, 4.13%, 12/01/41	1,364,193
930,000	Whirlpool Corp., 4.70%, 06/01/22	1,012,286

		14,205,713
Consumer Staples - 3.1%
1,360,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,409,562
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,177,931
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	176,325
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	602,875
1,187,000	PepsiCo, Inc., 4.88%, 11/01/40	1,388,186
1,100,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,426,033

		6,180,912

Principal Amount	Security Description	Value

Energy - 1.5%
$805,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	$797,154
1,050,000	EOG Resources, Inc., 4.15%, 01/15/26	1,112,317
731,000	Tosco Corp., 8.13%, 02/15/30	1,006,172

		2,915,643
Financials - 11.2%
630,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	655,576
419,018	Altitude Investments 16, LLC, 2.49%, 03/14/26	421,578
890,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	890,091
1,281,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,362,950
1,345,000	CBRE Services, Inc., 5.00%, 03/15/23	1,393,617
1,275,000	Citigroup, Inc., 3.89% (USD 3 Month LIBOR +1.56%), 01/10/28 (b)	1,308,359
1,266,000	CME Group, Inc., 3.00%, 03/15/25	1,285,763
494,000	Crown Castle International Corp., 4.88%, 04/15/22	537,605
1,375,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18) (b)(e)	1,416,250
1,280,000	KeyCorp, MTN, 2.90%, 09/15/20	1,307,550
1,285,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,293,836
1,295,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,351,792
1,195,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,303,046
1,180,000	Regions Financial Corp., 3.20%, 02/08/21	1,205,617
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,466,444
1,205,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,230,851
1,229,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,323,376
1,145,000	US Bancorp., Series J, 5.30% (USD 3 Month LIBOR +2.91%), (callable at 100 beginning 04/15/27) (b)(e)	1,248,050
1,214,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (b)(e)	1,250,420

		22,252,771
Health Care - 0.3%
634,000	Becton Dickinson and Co., 3.73%, 12/15/24	647,388

See accompanying Notes to Financial Statements.	9

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value

Industrials - 2.2%
$1,220,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	$1,352,311
940,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,015,200
665,000	Roper Technologies, Inc., 3.80%, 12/15/26	684,247
1,198,000	Textron, Inc., 3.65%, 03/01/21	1,240,453

		4,292,211
Information Technology - 1.9%
1,000,000	eBay, Inc., 3.60%, 06/05/27	994,213
1,080,000	Oracle Corp., 5.38%, 07/15/40	1,340,031
1,335,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,345,824

		3,680,068
Materials - 0.9%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	415,348
1,294,000	The Mosaic Co., 5.45%, 11/15/33	1,336,909

		1,752,257
Telecommunication Services - 1.2%
1,205,000	AT&T, Inc., 5.15%, 03/15/42	1,217,236
1,244,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,221,549

		2,438,785
Utilities - 0.8%
315,000	Alabama Power Co., Series Q, 5.50%, 10/15/17	315,378
1,024,000	PacifiCorp, 6.25%, 10/15/37	1,372,082

		1,687,460

Total Corporate Bonds (Cost $58,915,441)	60,053,208

Government & Agency Obligations - 42.2%
GOVERNMENT SECURITIES - 16.5%
Municipals - 1.8%
456,555	Florida Housing Finance Corp., Series A, Florida RB, 3.00%, 01/01/36	456,683
340,000	Montana Board of Housing, Series A-2, Montana RB, 2.38%, 06/01/20	348,718
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	651,407
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	450,836
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	241,713
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	258,190
240,000	University of Michigan, Series D, Michigan RB, 6.01%, 04/01/25	253,949
350,000	University of Nebraska, Series B2, Nebraska RB, 5.70%, 07/01/29	358,785

Principal Amount	Security Description	Value

$410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	$509,035

3,529,316

Treasury Inflation Index Securities - 0.6%
889,567	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (f)	980,368
324,166	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	325,354

		1,305,722

U.S. Treasury Securities - 14.1%
3,245,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,342,976
2,965,000	U.S. Treasury Bond, 4.75%, 02/15/37	3,935,343
10,165,000	U.S. Treasury Bond, 3.63%, 08/15/43	11,655,602
1,450,000	U.S. Treasury Note, 2.00%, 02/28/21	1,463,650
2,905,000	U.S. Treasury Note, 1.63%, 11/15/22	2,859,156
3,655,000	U.S. Treasury Note, 2.13%, 05/15/25	3,630,157

		27,886,884

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 25.7%
Federal Home Loan Mortgage Corp. - 9.3%
52,498	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	54,866
604,103	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	649,666
527,107	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	566,885
957,005	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	1,029,699
2,546,799	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,569,174
2,403,123	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,558,688
1,427,373	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,514,829
1,868,611	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	404,224
2,851,549	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 2.12%, 08/25/18 (c)	30,620
11,017,535	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.59%, 01/25/19 (c)	162,435
92,563	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	93,027
615,760	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	628,600
534,025	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	551,046
472,016	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	495,686

10	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$1,193,597	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	$1,253,115
726,314	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	759,017
1,553,823	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,598,549
412,307	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	426,615
913,437	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	964,331
2,139,505	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	2,218,975

		18,530,047
Federal National Mortgage Association - 15.5%
3,318	Federal National Mortgage Association, 4.50%, 12/01/18	3,393
688,799	Federal National Mortgage Association, 4.16%, 08/01/21	724,253
112,346	Federal National Mortgage Association, 7.50%, 08/01/22	117,942
50,554	Federal National Mortgage Association, 4.00%, 06/01/24	52,949
92,293	Federal National Mortgage Association, 4.00%, 10/01/24	96,243
1,611,828	Federal National Mortgage Association, 3.41%, 02/01/27	1,672,870
2,284,918	Federal National Mortgage Association, 3.31%, 01/01/33	2,276,436
1,106,123	Federal National Mortgage Association, 5.80%, 12/01/33	1,152,521
272,460	Federal National Mortgage Association, 5.00%, 08/01/34	299,433
18,337	Federal National Mortgage Association, 5.50%, 08/01/37	20,265
89,233	Federal National Mortgage Association, 6.00%, 09/01/38	101,610
182,158	Federal National Mortgage Association, 4.50%, 06/01/39	198,595
388,263	Federal National Mortgage Association, 4.50%, 01/01/40	425,176
252,884	Federal National Mortgage Association, 4.50%, 12/01/40	273,596
861,740	Federal National Mortgage Association, 4.00%, 04/01/41	919,335
268,643	Federal National Mortgage Association, 4.00%, 02/01/42	287,359
924,845	Federal National Mortgage Association, 3.00%, 07/01/43	932,440
1,289,643	Federal National Mortgage Association, 4.00%, 10/01/43	1,367,442
1,429,074	Federal National Mortgage Association, 4.50%, 08/01/44	1,562,914
2,552,951	Federal National Mortgage Association, 4.00%, 11/01/44	2,709,484

Principal Amount	Security Description	Value

$970,182	Federal National Mortgage Association, 3.50%, 06/01/45	$1,000,073
4,115,042	Federal National Mortgage Association, 4.00%, 04/01/46	4,333,570
1,961,305	Federal National Mortgage Association Interest Only, 0.82%, 02/25/22 (c)	48,141
4,587,637	Federal National Mortgage Association Interest Only, 0.65%, 07/25/22 (c)	101,802
1,722,321	Federal National Mortgage Association Interest Only, 2.80%, 01/25/39 (c)	203,939
358,581	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	395,505
612,009	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	653,406
138,688	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	140,742
259,578	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	260,844
955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	1,027,920
1,026,216	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	1,043,467
864,253	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	866,323
1,552,798	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,521,876
425,377	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	440,695
1,649,688	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,680,995
1,770,455	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,809,192

		30,722,746

Government National Mortgage Association - 0.8%
1,123,706	Government National Mortgage Association, 3.00%, 03/20/43	1,142,956
418,123	Government National Mortgage Association REMIC, 4.74%, 06/20/61 (c)	425,578

		1,568,534
Small Business Administration Participation Certificates - 0.1%
156,032	Small Business Administration Participation Certificates, 2.88%, 09/10/21	159,071

Total Government & Agency Obligations (Cost $82,966,076)	83,702,320

See accompanying Notes to Financial Statements.	11

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

INCOME FUND

Shares	Security Description	Value

Investment Company - 0.7%
144,121	Federated Institutional High-Yield Bond Fund, Institutional Shares	$1,459,946

Total Investment Company (Cost $1,318,895)	1,459,946

Short-Term Investments - 2.2%
Investment Company - 2.2%
4,290,237	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (g)	4,290,237

Total Short-Term Investments (Cost $4,290,237)	4,290,237

Total Investments - 99.6% (Cost $195,570,673)	197,497,096

Other assets in excess of liabilities – 0.4%	839,920
NET ASSETS – 100.0%	$198,337,016

(a)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2017, the aggregate value of these liquid securities were $36,924,590 or 18.6% of net assets.

(b)	Floating rate security. Rate presented is as of September 30, 2017.
(c)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of September 30, 2017.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2017.
(e)	Perpetual maturity security
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

12	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

Government & Agency Obligations – 96.7%
GOVERNMENT SECURITIES – 96.7%
Municipals – 96.7%
Iowa – 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$125,343
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	103,016
		228,359
Nebraska – 95.7%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	207,312
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	181,933
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	250,540
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	100,470
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	507,670
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	217,913
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	222,873
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	355,102
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	75,612
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,600
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,594
260,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	258,003
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	64,336
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	127,370
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	255,430
650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	681,590

Principal Amount	Security Description	Value

$210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	$210,867
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	526,546
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	763,616
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	515,981
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	518,520
87,000	City of Ogallala NE, Nebraska Certificate of Participation, 1.15%, 10/15/19	86,299
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	239,332
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	633,253
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	204,246
75,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	76,658
800,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	839,048
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	215,454
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	699,640
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	229,998
500,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/20	535,865
470,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/22	522,179
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,452
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,778
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	609,923
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,031
250,000	County of Sarpy NE, Nebraska Certificate of Participation, 2.80%, 12/15/20	261,023
280,000	Crete Public Schools No. 2, Nebraska GO, 3.00%, 12/15/18	286,594
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	212,899
1,500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.75%, 09/01/28	1,544,895

See accompanying Notes to Financial Statements.	13

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

$500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	$539,120
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,060,580
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	105,034
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	725,121
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	758,175
85,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	85,020
50,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.10%, 08/15/18	50,007
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.35%, 08/15/19	55,019
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.65%, 08/15/20	55,030
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.85%, 08/15/21	65,049
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.00%, 08/15/22	65,049
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.35%, 08/15/24	100,081
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.50%, 08/15/25	100,077
105,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.60%, 08/15/26	105,045
110,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.70%, 08/15/27	110,048
155,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 4.05%, 08/15/32	155,028
585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	585,608
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	251,638

Principal Amount	Security Description	Value

$65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	$65,035
170,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	170,054
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	165,112
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	100,968
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	282,864
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	200,789
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	181,387
255,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	255,184
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,262
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	117,064
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	97,319
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	82,485
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	707,558
100,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 12/15/18	102,355
700,000	Elkhorn School District No. 10, Nebraska GO, 5.00%, 01/15/30	788,536
665,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/34	710,506
1,430,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,518,117
250,000	Elkhorn School District No. 10, Series B, Nebraska GO, 4.00%, 01/15/32	263,158
15,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 0.65%, 10/15/17	14,998
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	68,096

14	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

$385,000	Gering School District No. 16, Nebraska GO, 5.00%, 12/01/23	$439,435
185,000	Grand Island Public Schools No. 2, Nebraska GO, 4.00%, 12/15/24	201,546
735,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/24	834,151
265,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/25	299,967
400,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	398,628
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,361,724
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	146,647
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	855,862
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	222,716
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	543,510
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	533,005
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	988,400
415,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 4.00%, 03/01/20	441,714
500,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 3.00%, 03/01/26	528,980
1,000,000	Metropolitan Utilities District of Omaha, Nebraska RB, 5.00%, 12/01/21	1,146,760
180,000	Mid-Plains Community College Area Facilities Corp., Series B, Nebraska RB, 3.00%, 10/15/25	182,939
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	241,918
200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	226,036
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	608,807
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,655,525

Principal Amount	Security Description	Value

$140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	$156,943
250,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.38%, 04/01/39	265,913
540,000	Nebraska Investment Finance Authority, Nebraska RB, 1.40%, 09/01/20	540,999
445,000	Nebraska Investment Finance Authority, Nebraska RB, 1.50%, 03/01/21	446,477
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	177,630
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	170,910
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	227,704
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	678,894
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,178,908
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	602,095
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,202,580
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,218,030
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,104
435,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	449,751
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	857,486
285,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/20	313,355
700,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/21	792,568
1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	1,114,490
100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	101,429
500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	507,225
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	199,097
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	219,448
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	211,218

See accompanying Notes to Financial Statements.	15

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value

$1,170,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	$1,315,408
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	557,450
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,597,901
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	693,271
180,000	Omaha School District No. 1, Nebraska GO, 3.00%, 12/15/32	181,859
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	628,587
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,567,725
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	602,520
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	250,184
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	245,850
400,000	Papillion-La Vista School District No. 27, Series A, Nebraska GO, 1.75%, 12/01/22	404,888
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	149,354
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	329,728
200,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	200,172
60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	60,026
75,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	75,026
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	160,054
250,000	Sarpy County Sanitary & Improvement District No. 213, Nebraska GO, 3.20%, 11/15/29	250,050
100,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	101,393
490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	486,399
245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	245,397

Principal Amount	Security Description	Value

$475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	$475,095
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	121,850
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	112,932
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	628,254
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.40%, 03/15/20	200,528
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.60%, 03/15/21	201,036
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	757,337
1,000,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 12/15/20	1,118,590
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	162,030
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	52,004
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	540,650
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	89,193
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	419,732
650,000	University of Nebraska, Series A, Nebraska RB, 4.50%, 07/01/28	666,972
1,000,000	University of Nebraska, Series A, Nebraska RB, 4.00%, 07/01/31	1,094,910
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	115,074
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	229,440
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	112,061
		67,111,475
North Dakota – 0.7%
500,000	City of Fargo ND, Series B, North Dakota GO, 3.00%, 05/01/34	489,100

Total Government Securities (Cost $67,994,546)	67,828,934

16	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Shares	Security Description	Value

Short-Term Investments - 2.5%
Investment Company - 2.5%
1,747,417	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (a)	$1,747,417

Total Short-Term Investments (Cost $1,747,417)	1,747,417

Total Investments - 99.2% (Cost $69,741,963)	69,576,351

Other assets in excess of liabilities – 0.8%	574,301
NET ASSETS – 100.0%	$70,150,652

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Financial Statements.	17

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 64.7%
Consumer Discretionary - 7.4%
25,500	Comcast Corp. - Class A	$981,240
5,800	Newell Brands, Inc.	247,486
11,900	NIKE, Inc. - Class B	617,015
1,750	O'Reilly Automotive, Inc. (a)	376,898
5,000	Royal Caribbean Cruises, Ltd.	592,700
12,600	Starbucks Corp.	676,746
7,300	The Home Depot, Inc.	1,193,988
350	The Priceline Group, Inc. (a)	640,787
1,740	Ulta Beauty, Inc. (a)	393,344

		5,720,204
Consumer Staples - 4.6%
9,500	Church & Dwight Co., Inc.	460,275
3,700	Constellation Brands, Inc. - Class A	737,965
4,300	Costco Wholesale Corp.	706,447
6,800	Dr. Pepper Snapple Group, Inc.	601,596
3,500	Ingredion, Inc.	422,240
14,080	Lamb Weston Holdings, Inc. - Class A	660,211

		3,588,734
Energy - 4.2%
4,700	Diamondback Energy, Inc. (a)	460,412
5,600	EOG Resources, Inc.	541,744
10,700	Exxon Mobil Corp.	877,186
6,700	Occidental Petroleum Corp.	430,207
4,400	Phillips 66	403,084
7,900	Schlumberger, Ltd.	551,104

		3,263,737
Financials - 9.7%
10,600	BankUnited, Inc.	377,042
1,210	BlackRock, Inc.	540,979
4,800	Chubb, Ltd.	684,240
5,600	CME Group, Inc.	759,808
12,000	First American Financial Corp.	599,640
37,400	Huntington Bancshares, Inc.	522,104
15,500	JPMorgan Chase & Co.	1,480,405
26,900	KeyCorp	506,258
14,200	Manulife Financial Corp.	288,118
7,400	Northern Trust Corp.	680,282
14,100	U.S. Bancorp, Series A	755,619
5,300	Wells Fargo & Co.	292,295

		7,486,790
Health Care - 9.6%
3,140	Allergan PLC	643,543
12,800	AMN Healthcare Services, Inc. (a)	584,960
10,000	Baxter International, Inc.	627,500
2,000	Biogen, Inc. (a)	626,240
21,400	Boston Scientific Corp. (a)	624,238
4,800	Celgene Corp. (a)	699,936
4,200	Centene Corp. (a)	406,434
4,800	Edwards Lifesciences Corp. (a)	524,688
8,900	Eli Lilly & Co.	761,306
3,600	Laboratory Corp. of America Holdings (a)	543,492

Shares	Security Description	Value

4,200	Thermo Fisher Scientific, Inc.	$794,640
9,500	Zoetis, Inc.	605,720

		7,442,697
Industrials - 7.7%
3,700	FedEx Corp.	834,646
10,550	Fortune Brands Home & Security, Inc.	709,276
20,800	General Electric Co.	502,944
10,900	HD Supply Holdings, Inc. (a)	393,163
13,800	KAR Auction Services, Inc.	658,812
9,100	MasTec, Inc. (a)	422,240
6,000	Quanta Services, Inc. (a)	224,220
2,350	Roper Technologies, Inc.	571,990
12,000	Southwest Airlines Co.	671,760
3,700	The Middleby Corp. (a)	474,229
9,500	The Timken Co.	461,225

		5,924,505
Information Technology - 14.9%
4,450	Adobe Systems, Inc. (a)	663,851
1,773	Alphabet, Inc. - Class C (a)	1,700,502
14,500	Apple, Inc.	2,234,740
2,750	Broadcom, Ltd.	666,985
5,700	CDW Corp.	376,200
20,000	Cisco Systems, Inc.	672,600
8,350	Facebook, Inc. - Class A (a)	1,426,765
11,100	Finisar Corp. (a)	246,087
3,100	FleetCor Technologies, Inc. (a)	479,787
5,700	MasterCard, Inc. - Class A	804,840
6,600	Microchip Technology, Inc.	592,548
17,600	Microsoft Corp.	1,311,024
4,400	Western Digital Corp.	380,160

		11,556,089
Materials - 2.2%
10,300	Berry Global Group, Inc. (a)	583,495
7,000	FMC Corp.	625,170
2,350	Martin Marietta Materials, Inc.	484,640

		1,693,305
Real Estate - 1.6%
5,500	American Tower Corp. REIT	751,740
2,016	Digital Realty Trust, Inc. REIT	238,555
7,300	Education Realty Trust, Inc. REIT	262,289

		1,252,584
Telecommunication Services - 1.0%
15,900	Verizon Communications, Inc.	786,891

Utilities - 1.8%
5,800	NextEra Energy, Inc.	849,990
7,000	Southwest Gas Holdings, Inc.	543,340

		1,393,330

Total Common Stocks (Cost $37,068,560)	50,108,866

18	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

BALANCED FUND
Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 4.6%
Asset Backed Securities - 1.6%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$364,829
380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	382,020
145,000	Eaton Vance CLO, Ltd., 2.50% (USD 3 Month LIBOR +1.20%), 07/15/26(b)(c)	145,141
170,000	Magnetite IX CLO, Ltd., 2.31% (USD 3 Month LIBOR +1.00%), 07/25/26(b)(c)	170,138
191,023	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 2.02% (USD 3 Month LIBOR +0.70%), 12/24/33 (b)(c)	175,741

		1,237,869
Non-Agency Commercial Mortgage Backed Securities - 1.7%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	375,853
162,736	Bayview Commercial Asset Trust REMIC, 2.11% (USD 1 Month LIBOR +0.87%), 12/25/33 (b)(c)	155,783
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(d)	269,490
470,777	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	476,281
61,565	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	61,400

		1,338,807
Non-Agency Residential Mortgage Backed Securities - 1.3%
160,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.63% (USD 1 Month LIBOR +1.40%), 04/28/39 (c)	159,305
39,631	Citicorp Residential Mortgage Trust REMIC, 5.40%, 07/25/36 (e)	39,750
87,735	Citicorp Residential Mortgage Trust REMIC, 5.58%, 09/25/36 (e)	88,545
68,705	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(d)	71,519
30,826	Conseco Financial Corp., 7.30%, 09/15/26 (d)	30,955
316,847	GSAMP Trust REMIC, 1.74% (USD 1 Month LIBOR +0.50%), 05/25/36(b)(c)	312,686
7,909	HSBC Home Equity Loan Trust USA, 2.74% (USD 1 Month LIBOR +1.50%), 11/20/36 (c)	7,920
80,731	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	81,637
104,777	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(d)	108,325

Principal Amount	Security Description	Value

$105,583	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(d)	$107,731

1,008,373

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $3,590,754)	3,585,049

Corporate Bonds - 13.1%
Consumer Discretionary - 1.5%
330,000	CBS Corp., 4.00%, 01/15/26	340,850
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	104,125
275,000	Newell Brands, Inc., 4.00%, 06/15/22	288,489
210,000	Newell Brands, Inc., 4.20%, 04/01/26	221,055
215,000	Whirlpool Corp., 4.70%, 06/01/22	234,023

		1,188,542
Consumer Staples - 1.0%
285,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	295,386
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	176,942
310,000	PepsiCo., Inc., 2.85%, 02/24/26	308,359

		780,687
Energy - 0.8%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	207,953
155,000	ConocoPhillips Co., 2.88%, 11/15/21	157,869
205,000	EOG Resources, Inc., 4.15%, 01/15/26	217,167

		582,989
Financials - 5.8%
200,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	200,020
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	404,310
315,000	CBRE Services, Inc., 5.00%, 03/15/23	326,386
145,000	Citigroup, Inc., 2.55%, 04/08/19	146,235
145,000	Citigroup, Inc., 3.89% (USD 3 Month LIBOR +1.56%), 01/10/28 (c)	148,794
395,000	CME Group, Inc., 3.00%, 03/15/25	401,166
400,000	JPMorgan Chase & Co., Series 1, 7.90% (USD 3 Month LIBOR +3.47%), (callable at 100 beginning 04/30/18)(c)(f)	412,000
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	427,923
360,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	375,788
290,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	316,220
250,000	Regions Bank/Birmingham AL, BKNT, 7.50%, 05/15/18	258,640
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	267,924
345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	371,493

See accompanying Notes to Financial Statements.	19

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

$130,000	U.S. Bancorp, Series J, 5.30% (USD 3 Month LIBOR +2.91%), (callable at 100 beginning 04/15/27) (c)(f)	$141,700
310,000	Wells Fargo & Co., Series K, 7.98% (USD 3 Month LIBOR +3.77%), (callable at 100 beginning 03/15/18) (c)(f)	319,300

		4,517,899

Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	134,787

Industrials - 1.0%
285,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	303,210
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	151,224
275,000	Textron, Inc., 3.65%, 03/01/21	284,745

		739,179
Information Technology - 1.1%
155,000	eBay, Inc., 3.60%, 06/05/27	154,103
350,000	Oracle Corp., 3.40%, 07/08/24	365,796
330,000	QUALCOMM, Inc., 3.45%, 05/20/25	340,341

		860,240
Materials - 0.5%
401,000	The Mosaic Co., 4.25%, 11/15/23	416,273

Telecommunication Services - 1.2%
330,000	AT&T, Inc., 3.80%, 03/15/22	343,656
210,000	AT&T, Inc., 3.95%, 01/15/25	215,624
345,000	Verizon Communications, Inc., 5.15%, 09/15/23	387,049

		946,329

Total Corporate Bonds (Cost $9,984,998)	10,166,925

Government & Agency Obligations - 14.2%
GOVERNMENT SECURITIES - 13.6%
Municipals - 1.6%
350,000	California State University, California RB, 5.45%, 11/01/22	402,517
250,000	City of Aurora IL, Series A, Illinois GO, 4.25%, 12/30/17	251,515
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	278,263
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	217,780
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	114,428

		1,264,503

Shares or Principal Amount	Security Description	Value

Treasury Inflation Index Securities – 0.8%
659,113	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	661,554

U.S. Treasury Securities – 11.2%
$2,135,000	U.S. Treasury Note, 2.00%, 02/28/21	$2,155,099
3,330,000	U.S. Treasury Note, 1.63%, 11/15/22	3,277,448
3,240,000	U.S. Treasury Note, 2.13%, 05/15/25	3,217,978

		8,650,525

Total Government Securities (Cost $10,411,787)	10,576,582

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
$192,620	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	$202,225

Federal National Mortgage Association - 0.3%
104,422	Federal National Mortgage Association, 3.50%, 12/01/26	108,738
131,238	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	131,553

		240,291

Total U.S. Government Mortgage Backed-Securities (Cost $446,028)	442,516

Total Government & Agency Obligations (Cost $10,857,815)	11,019,098

Short-Term Investments - 3.6%
Investment Company - 3.6%
2,813,973	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (h)	2,813,973

Total Short-Term Investments (Cost $2,813,973)	2,813,973

Total Investments - 100.2% (Cost $64,316,100)	77,693,911

Other liabilities in excess of other assets – (0.2)%	(168,271)
NET ASSETS – 100.0%	$77,525,640

20	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

BALANCED FUND
(a)	Non-income producing security.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2017, the aggregate value of these liquid securities was $3,482,776 or 4.5% of net assets.

(c)	Floating rate security. Rate presented is as of September 30, 2017.
(d)	Adjustable or variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate presented is as of September 30, 2017.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2017.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

ABS	Asset Backed Security
BKNT	Bank Note
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Investment Conduit

See accompanying Notes to Financial Statements.	21

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND
Shares	Security Description	Value

Common Stocks - 96.7%
Consumer Discretionary - 18.4%
17,800	Carter's, Inc.	$1,757,750
4,700	Dick's Sporting Goods, Inc.	126,947
15,600	Discovery Communications, Inc. - Class C (a)	316,056
30,500	DR Horton, Inc.	1,217,865
13,500	Expedia, Inc.	1,943,190
43,000	Five Below, Inc. (a)	2,359,840
8,200	Grand Canyon Education, Inc. (a)	744,724
51,900	Hanesbrands, Inc.	1,278,816
19,000	Lions Gate Entertainment Corp. - Class A (a)	635,550
69,200	Lions Gate Entertainment Corp. - Class B (a)	2,199,868
44,000	Newell Brands, Inc.	1,877,480
5,700	O'Reilly Automotive, Inc. (a)	1,227,609
35,700	Restaurant Brands International, Inc.	2,280,516
17,700	Royal Caribbean Cruises, Ltd.	2,098,158
6,500	The Madison Square Garden Co. - Class A (a)	1,391,650
5,500	Ulta Beauty, Inc. (a)	1,243,330
16,660	Visteon Corp. (a)	2,062,008

		24,761,357
Consumer Staples - 4.4%
25,800	Church & Dwight Co., Inc.	1,250,010
32,000	Lamb Weston Holdings, Inc.	1,500,480
20,900	Post Holdings, Inc. (a)	1,844,843
12,100	Spectrum Brands Holdings, Inc.	1,281,632

		5,876,965
Energy - 2.0%
10,400	Concho Resources, Inc. (a)	1,369,888
21,000	EQT Corp.	1,370,040

		2,739,928
Financials - 6.4%
49,500	E*TRADE Financial Corp. (a)	2,158,695
6,300	FactSet Research Systems, Inc.	1,134,693
15,400	First American Financial Corp.	769,538
100,600	KeyCorp	1,893,292
17,200	Northern Trust Corp.	1,581,196
37,900	OneMain Holdings, Inc. (a)	1,068,401

		8,605,815
Health Care - 13.6%
120,400	Allscripts Healthcare Solutions, Inc. (a)	1,713,292
13,700	Bio-Techne Corp.	1,656,193
17,930	Centene Corp. (a)	1,735,086
17,400	Edwards Lifesciences Corp. (a)	1,901,994
92,400	Inovalon Holdings, Inc. - Class A (a)	1,575,420
24,920	Insulet Corp. (a)	1,372,594
20,800	PerkinElmer, Inc.	1,434,576
19,600	Seattle Genetics, Inc. (a)	1,066,436
8,740	Teleflex, Inc.	2,114,818
5,500	The Cooper Cos., Inc.	1,304,105

Shares	Security Description	Value

37,300	Zoetis, Inc.	$2,378,248

		18,252,762
Industrials - 18.2%
16,394	Dover Corp.	1,498,248
20,300	Fortune Brands Home & Security, Inc.	1,364,769
18,400	Hyster-Yale Materials Handling, Inc.	1,406,496
36,900	KAR Auction Services, Inc.	1,761,606
49,200	MasTec, Inc. (a)	2,282,880
14,700	Old Dominion Freight Line, Inc.	1,618,617
15,700	Orbital ATK, Inc.	2,090,612
23,000	Oshkosh Corp.	1,898,420
71,900	Quanta Services, Inc. (a)	2,686,903
11,800	Rockwell Collins, Inc.	1,542,378
7,900	Roper Technologies, Inc.	1,922,860
11,000	The Middleby Corp. (a)	1,409,870
31,600	The Timken Co.	1,534,180
21,200	XPO Logistics, Inc. (a)	1,436,936

		24,454,775
Information Technology - 23.0%
12,900	Akamai Technologies, Inc. (a)	628,488
23,840	Analog Devices, Inc.	2,054,292
15,600	Broadridge Financial Solutions, Inc.	1,260,792
26,000	Cavium, Inc. (a)	1,714,440
30,800	CDW Corp.	2,032,800
18,300	Citrix Systems, Inc. (a)	1,405,806
20,950	DXC Technology Co.	1,799,186
123,700	First Data Corp. - Class A (a)	2,231,548
14,200	Fiserv, Inc. (a)	1,831,232
12,140	FleetCor Technologies, Inc. (a)	1,878,908
18,000	IAC/InterActiveCorp. (a)	2,116,440
72,500	Infinera Corp. (a)	643,075
11,900	Jack Henry & Associates, Inc.	1,223,201
10,800	Lam Research Corp.	1,998,432
19,400	Microchip Technology, Inc.	1,741,732
23,000	Paychex, Inc.	1,379,080
86,000	Pure Storage, Inc. - Class A (a)	1,375,140
8,360	ServiceNow, Inc. (a)	982,551
67,400	TiVo Corp.	1,337,890
15,200	Western Digital Corp.	1,313,280

		30,948,313
Materials - 5.3%
12,000	Berry Global Group, Inc. (a)	679,800
20,900	FMC Corp.	1,866,579
118,000	Graphic Packaging Holding Co.	1,646,100
7,000	Martin Marietta Materials, Inc.	1,443,610
138,800	Platform Specialty Products Corp. (a)	1,547,620

		7,183,709
Real Estate - 4.6%
79,660	American Homes 4 Rent - Class A REIT	1,729,418
35,360	CBRE Group, Inc. - Class A (a)	1,339,437
14,115	Digital Realty Trust, Inc. REIT	1,670,230

22	See accompanying Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

85,600	Physicians Realty Trust REIT	$1,517,688

		6,256,773
Utilities - 0.8%
14,000	Southwest Gas Holdings, Inc.	1,086,680

Total Common Stocks (Cost $92,878,841)	130,167,077

Short-Term Investments - 3.3%
Investment Company - 3.3%
4,511,835	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (b)	4,511,835

Total Short-Term Investments (Cost $4,511,835)	4,511,835

Total Investments - 100.0% (Cost $97,390,676)	134,678,912

Other liabilities in excess of other assets – 0.0%	(8,313)
NET ASSETS – 100.0%	$134,670,599

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.	23

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2017 (Unaudited)

SMALL COMPANY FUND
Shares	Security Description	Value

Common Stocks - 96.6%
Consumer Discretionary - 11.2%
617,300	Bojangles', Inc. (a)	$8,333,550
190,300	Dave & Buster's Entertainment, Inc. (a)	9,986,944
170,700	Dorman Products, Inc. (a)	12,225,534
153,800	Five Below, Inc. (a)	8,440,544
248,100	ILG, Inc.	6,631,713
653,300	J. Jill, Inc. (a)	7,114,437
394,800	MSG Networks, Inc. - Class A (a)	8,369,760
164,700	Nexstar Media Group, Inc. - Class A	10,260,810
178,300	Sturm Ruger & Co., Inc.	9,218,110

		80,581,402
Energy - 4.1%
1,052,500	Callon Petroleum Co. (a)	11,830,100
351,700	Matador Resources Co. (a)	9,548,655
162,500	PDC Energy, Inc. (a)	7,967,375

		29,346,130
Financials - 20.7%
156,000	Argo Group International Holdings, Ltd.	9,594,000
224,100	Columbia Banking System, Inc.	9,436,851
228,500	Great Western Bancorp, Inc.	9,432,480
331,600	MB Financial, Inc.	14,928,632
209,400	Mercantile Bank Corp.	7,308,060
928,100	Old National Bancorp	16,984,230
375,200	Selective Insurance Group, Inc.	20,204,520
371,500	Southside Bancshares, Inc.	13,507,740
273,700	Stifel Financial Corp.	14,632,002
181,600	UMB Financial Corp.	13,527,384
510,700	United Bankshares, Inc.	18,972,505

		148,528,404
Health Care - 11.7%
174,500	Almost Family, Inc. (a)	9,370,650
376,300	AMN Healthcare Services, Inc. (a)	17,196,910
125,400	Analogic Corp.	10,502,250
165,200	Cambrex Corp. (a)	9,086,000
232,800	Genomic Health, Inc. (a)	7,470,552
262,800	Integra LifeSciences Holdings Corp. (a)	13,266,144
93,200	Masimo Corp. (a)	8,067,392
173,400	Omnicell, Inc. (a)	8,852,070

		83,811,968
Industrials - 16.3%
114,000	American Woodmark Corp. (a)	10,972,500
215,900	Barnes Group, Inc.	15,207,996
258,500	Forward Air Corp.	14,793,955
259,000	Franklin Electric Co., Inc.	11,616,150
254,100	Granite Construction, Inc.	14,725,095
550,200	Kforce, Inc.	11,114,040
186,500	Multi-Color Corp.	15,283,675
756,300	Navigant Consulting, Inc. (a)	12,796,596
236,100	Tetra Tech, Inc.	10,990,455

		117,500,462

Shares	Security Description	Value

Information Technology - 18.2%
188,100	Ambarella, Inc. (a)	$9,218,781
159,200	Anixter International, Inc. (a)	13,532,000
100,300	CACI International, Inc. - Class A (a)	13,976,805
562,400	CalAmp Corp. (a)	13,075,800
217,600	ExlService Holdings, Inc. (a)	12,690,432
72,500	Littelfuse, Inc.	14,201,300
228,500	Methode Electronics, Inc.	9,676,975
153,800	Microsemi Corp. (a)	7,917,624
219,200	MTS Systems Corp.	11,716,240
272,700	PC Connection, Inc. (a)	7,687,413
168,000	Silicon Motion Technology Corp., ADR	8,069,040
300,500	Sykes Enterprises, Inc. (a)	8,762,580

		130,524,990
Materials - 6.1%
341,900	A Schulman, Inc.	11,675,885
132,500	Balchem Corp.	10,770,925
183,800	Carpenter Technology Corp.	8,827,914
168,000	Sensient Technologies Corp.	12,922,560

		44,197,284
Real Estate - 6.3%
593,800	Easterly Government Properties, Inc. REIT	12,273,846
302,100	Education Realty Trust, Inc. REIT	10,854,453
241,000	LTC Properties, Inc. REIT	11,322,180
395,400	Marcus & Millichap, Inc. (a)	10,671,846

		45,122,325
Utilities - 2.0%
166,900	IDACORP, Inc.	14,675,517

Total Common Stocks(Cost $570,792,620)	694,288,482

Short-Term Investments - 6.4%
Investment Company - 6.4%
45,856,064	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (b)	45,856,064

Total Short-Term Investments (Cost $45,856,064)	45,856,064

Total Investments - 103.0% (Cost $616,648,684)	740,144,546

Other liabilities in excess of other assets – (3.0)%	(21,545,092)
NET ASSETS – 100.0%	$718,599,454

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

24	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$148,895,746	$195,570,673
Unrealized appreciation (depreciation) of investments	275,781	1,926,423
Total investments, at value	149,171,527	197,497,096
Receivable for capital shares issued	216,831	145,511
Interest and dividends receivable	725,943	1,211,529
Prepaid expenses	10,684	10,735
Total Assets	150,124,985	198,864,871

Liabilities:
Distributions payable	198,829	396,301
Payable for investments purchased	88,083	-
Payable for capital shares redeemed	3,508	10,728
Accrued expenses and other payables:
Investment advisory fees	32,851	66,727
Administration fees payable to non-related parties	6,218	8,271
Administration fees payable to related parties	8,630	11,373
Shareholder service fees - Institutional Class	5,075	3,228
Other fees	30,225	31,227
Total Liabilities	373,419	527,855
Net Assets	$149,751,566	$198,337,016
Composition of Net Assets:
Paid-In Capital	$151,113,099	$198,165,964
Accumulated (excess of distributions over) net investment income	(473,467)	(541,483)
Accumulated net realized gain (loss) from investments	(1,163,847)	(1,213,888)
Net unrealized appreciation (depreciation) on investments	275,781	1,926,423
Net Assets	$149,751,566	$198,337,016
Institutional Class:
Net assets	$14,316,554	$6,839,450
Shares of beneficial interest	1,531,441	662,832
Net asset value, offering and redemption price per share	$9.35	$10.32
Institutional Plus Class:
Net assets	$135,435,012	$191,497,566
Shares of beneficial interest	14,442,797	18,559,626
Net asset value, offering and redemption price per share	$9.38	$10.32

See accompanying Notes to Financial Statements.	25

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$69,741,963	$64,316,100	$97,390,676	$616,648,684
(165,612)	13,377,811	37,288,236	123,495,862
69,576,351	77,693,911	134,678,912	740,144,546
10,448	1,699	45,927	1,247,067
762,767	242,642	79,232	325,212
14,752	15,027	13,992	6,611
70,364,318	77,953,279	134,818,063	741,723,436

169,246	-	-	-
-	-	-	22,164,042
4,995	341,860	29,709	410,755

11,737	44,009	75,147	411,502
2,987	3,243	5,457	26,479
4,108	4,455	7,514	36,467
-	12,689	9,886	51,500
20,593	21,383	19,751	23,237
213,666	427,639	147,464	23,123,982
$70,150,652	$77,525,640	$134,670,599	$718,599,454

$71,246,550	$58,483,029	$78,516,301	$563,208,454
(659,728)	(21,588)	(58,051)	146,382
(270,558)	5,686,388	18,924,113	31,748,756
(165,612)	13,377,811	37,288,236	123,495,862
$70,150,652	$77,525,640	$134,670,599	$718,599,454

$-	$45,160,069	$17,580,516	$223,177,920
-	2,567,586	991,955	7,583,620
$-	$17.59	$17.72	$29.43

$70,150,652	$32,365,571	$117,090,083	$495,421,534
7,213,844	1,853,806	6,497,055	16,772,541
$9.72	$17.46	$18.02	$29.54

26	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2017 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest .	$1,631,821	$3,066,863
Dividend	31,345	62,314
Foreign tax witholding	-	-
Total Income	1,663,166	3,129,177
Expenses:
Investment advisory fees	342,072	604,415
Administration fees	82,230	121,138
Shareholder service fees - Institutional Class	13,408	6,824
Custodian fees	6,272	9,008
Chief compliance officer fees	5,490	8,163
Director fees	3,296	4,736
Registration and filing fees	12,740	12,198
Transfer agent fees	32,436	32,743
Pricing Fees	-	-
Other fees	44,221	51,547
Total expenses before waivers	542,165	850,772
Expenses waived and reimbursed by Adviser	(159,411)	(199,440)
Total Expenses	382,754	651,332
Net Investment Income (Loss)	1,280,412	2,477,845
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	447	264,199
Change in unrealized appreciation (depreciation) on investments	518,071	2,081,300
Net realized and unrealized gain on investments	518,518	2,345,499
Net increase in net assets from operations	$1,798,930	$4,823,344

See accompanying Notes to Financial Statements.	27

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$1,079,236	$350,623	$-	$-
6,762	431,265	572,707	3,544,598
-	-	(3,800)	-
1,085,998	781,888	568,907	3,544,598

144,243	301,766	489,274	2,693,200
43,364	48,388	78,443	380,953
-	46,723	22,351	261,418
2,668	3,151	4,826	24,402
2,904	3,241	5,250	25,804
1,802	2,009	3,132	14,582
867	11,229	10,546	12,506
9,827	27,942	33,653	112,313
11,631	-	-	-
21,621	28,249	24,202	56,376
238,927	472,698	671,677	3,581,554
(76,654)	(27,651)	(36,106)	(183,338)
162,273	445,047	635,571	3,398,216
923,725	336,841	(66,664)	146,382

(9,012)	1,664,196	5,695,985	10,056,485
533,261	1,760,283	3,996,912	16,597,242
524,249	3,424,479	9,692,897	26,653,727
$1,447,974	$3,761,320	$9,626,233	$26,800,109

28	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

SHORT-INTERMEDIATE BOND FUND	INCOME FUND	NEBRASKA TAX-FREE FUND
For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
Operations:
Net investment income (loss)	$1,280,412	$2,569,049	$2,477,845	$5,262,250	$923,725	$1,793,571
Net realized gain (loss) on investment transactions	447	(5,018)	264,199	(249,764)	(9,012)	(81,348)
Net change in unrealized appreciation (depreciation) on investments	518,071	(396,941)	2,081,300	(3,399,706)	533,261	(2,137,764)
Net increase (decrease) in net assets from operations	1,798,930	2,167,090	4,823,344	1,612,780	1,447,974	(425,541)
Distributions to Shareholders:
From net investment income
Institutional Class	(113,243)	(251,940)	(91,566)	(173,595)	-	-
Institutional Plus Class	(1,361,740)	(2,589,782)	(2,834,387)	(5,856,349)	(1,174,870)	(2,164,819)
From net realized gains on investments
Institutional Class	-	(19,716)	-	(4,917)	-	-
Institutional Plus Class	-	(160,775)	-	(164,951)	-	-
Change in net assets from distributions to shareholders	(1,474,983)	(3,022,213)	(2,925,953)	(6,199,812)	(1,174,870)	(2,164,819)
Capital Transactions:
Proceeds from shares issued
Institutional Class	6,562,028	4,917,110	451,114	1,756,017	-	-
Institutional Plus Class	25,957,247	31,509,238	18,765,272	69,318,939	5,860,907	21,952,823
Proceeds from dividends reinvested
Institutional Class	80,926	167,411	91,229	171,907	-	-
Institutional Plus Class	298,355	611,441	372,069	1,453,831	118,868	151,030
Cost of shares redeemed
4	Institutional Class	(2,279,913)	(7,251,197)	(385,666)	(1,986,308)	-	-
5	Institutional Plus Class	(9,344,089)	(25,455,755)	(23,284,126)	(59,997,007)	(7,811,589)	(4,833,388)
Change in net assets from capital transactions	21,274,554	4,498,248	(3,990,108)	10,717,379	(1,831,814)	17,270,465
Change in net assets	21,598,501	3,643,125	(2,092,717)	6,130,347	(1,558,710)	14,680,105
Net Assets:
Beginning of period	128,153,065	124,509,940	200,429,733	194,299,386	71,709,362	57,029,257
End of period	$149,751,566	$128,153,065	$198,337,016	$200,429,733	$70,150,652	$71,709,362
Accumulated (excess of distributions over) net investment income (loss)	$(473,467)	$(278,896)	$(541,483)	$(93,375)	$(659,728)	$(408,583)
Share Transactions Institutional Class:
Shares issued	701,051	523,867	43,710	168,398	-	-
Shares reinvested	8,649	17,888	8,832	16,568	-	-
Shares redeemed	(243,764)	(777,110)	(37,418)	(191,300)	-	-
Change in shares	465,936	(235,355)	15,124	(6,334)	-	-
Share Transactions Institutional Plus Class:
Shares issued	2,765,037	3,352,312	1,818,268	6,650,408	599,889	2,204,817
Shares reinvested	31,785	65,123	36,026	139,921	12,177	15,385
Shares redeemed	(995,883)	(2,711,815)	(2,254,409)	(5,840,316)	(799,419)	(495,361)
Change in shares	1,800,939	705,620	(400,115)	950,013	(187,353)	1,724,841

* The amount includes $1,430,842 from a redemption-in-kind for the year ended March 31, 2017.

See accompanying Notes to Financial Statements.	29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017

$336,841	$787,097	$(66,664)	$(206,926)	$146,382	$1,560,073
1,664,196	7,707,324	5,695,985	19,275,716	10,056,485	25,811,757
1,760,283	(1,612,471)	3,996,912	4,718,863	16,597,242	54,681,586
3,761,320	6,881,950	9,626,233	23,787,653	26,800,109	82,053,416

(191,785)	(458,535)	-	-	-	(403,001)
(178,924)	(338,896)	-	-	-	(893,039)

-	(3,340,622)	-	(2,388,948)	-	(2,254,140)
-	(1,924,805)	-	(6,071,698)	-	(3,362,716)
(370,709)	(6,062,858)	-	(8,460,646)	-	(6,912,896)

850,617	4,466,420	495,231	3,368,140	49,902,956	196,297,524
2,489,220	4,614,857	7,144,826	13,195,880	177,555,022	155,777,695

177,165	3,262,415	-	2,277,655	-	2,390,902
155,758	2,009,521	-	3,207,344	-	2,303,174

(7,114,130)	(30,040,922)	(2,182,744)	(34,493,646)	(45,789,336)	(65,121,062)
(4,873,342)	(9,364,013)	(8,933,829)	(21,158,648)	(80,117,093)	(49,047,841)*
(8,314,712)	(25,051,722)	(3,476,516)	(33,603,275)	101,551,549	242,600,392
(4,924,101)	(24,232,630)	6,149,717	(18,276,268)	128,351,658	317,740,912

82,449,741	106,682,371	128,520,882	146,797,150	590,247,796	272,506,884
$77,525,640	$82,449,741	$134,670,599	$128,520,882	$718,599,454	$590,247,796
$(21,588)	$12,280	$(58,051)	$8,613	$146,382	$-

49,481	266,215	29,271	214,078	1,768,455	7,535,519
10,220	200,429	-	145,723	-	85,390
(413,350)	(1,800,947)	(129,194)	(2,187,593)	(1,630,414)	(2,399,444)
(353,649)	(1,334,303)	(99,923)	(1,827,792)	138,041	5,221,465

145,706	276,133	415,052	826,513	6,293,684	5,672,567
9,046	124,191	-	202,228	-	82,109
(285,028)	(559,695)	(520,645)	(1,326,441)	(2,912,388)	(1,887,582)
(130,276)	(159,371)	(105,593)	(297,700)	3,381,296	3,867,094

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(*)(c)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/17	$9.32	$0.08	$0.04	$0.12	$(0.09)	$—		$9.35	1.31%	$14,317	0.77%	1.65%	1.32%	22%
03/31/17	9.38	0.16	(0.03)	0.13	(0.18)	(0.01)		9.32	1.48	9,933	0.75	1.75	1.28	48
03/31/16	9.45	0.14	(0.04)	0.10	(0.16)	(0.01)		9.38	1.11	12,202	0.76	1.50	1.11	40
03/31/15	9.48	0.12	0.00 (d)	0.12	(0.14)	(0.01)		9.45	1.33	23,000	0.79	1.24	1.04	51
03/31/14	9.60	0.15	(0.12)	0.03	(0.15)	(0.00	) (d)	9.48	0.40	13,123	0.79	1.62	1.01	48
03/31/13	9.48	0.23	0.13	0.36	(0.23)	(0.01)		9.60	3.85	48,543	0.83	2.36	1.05	50
Institutional Plus Class
09/30/17	9.35	0.09	0.04	0.13	(0.10)	—		9.38	1.42	135,435	0.54	1.89	0.74	22
03/31/17	9.41	0.19	(0.03)	0.16	(0.21)	(0.01)		9.35	1.70	118,220	0.54	1.98	0.75	48
03/31/16	9.48	0.16	(0.04)	0.12	(0.18)	(0.01)		9.41	1.32	112,308	0.54	1.73	0.77	40
03/31/15	9.51	0.14	0.01	0.15	(0.17)	(0.01)		9.48	1.57	91,787	0.55	1.48	0.80	51
03/31/14	9.61	0.17	(0.10)	0.07	(0.17)	(0.00	) (d)	9.51	0.77	94,149	0.58	1.79	0.80	48
03/31/13	9.49	0.25	0.14	0.39	(0.26)	(0.01)		9.61	4.11	30,342	0.58	2.59	0.80	50

INCOME FUND
Institutional Class
09/30/17	$10.22	$0.12	$0.12	$0.24	$(0.14)	$—		$10.32	2.36%	$6,839	0.84%	2.26%	1.55%	15%
03/31/17	10.41	0.24	(0.14)	0.10	(0.28)	(0.01)		10.22	0.89	6,621	0.82	2.29	1.62	44
03/31/16	10.51	0.24	(0.05)	0.19	(0.28)	(0.01)		10.41	1.77	6,809	0.81	2.29	1.19	24
03/31/15	10.25	0.24	0.29	0.53	(0.26)	(0.01)		10.51	5.18	19,693	0.85	2.30	1.11	52
03/31/14	10.47	0.28	(0.21)	0.07	(0.29)	—		10.25	0.72	10,784	0.81	2.71	1.08	55
03/31/13	10.23	0.31	0.24	0.55	(0.31)	—		10.47	5.46	54,724	0.88	3.01	1.15	42
Institutional Plus Class
09/30/17	10.22	0.13	0.12	0.25	(0.15)	—		10.32	2.46	191,498	0.64	2.47	0.82	15
03/31/17	10.41	0.26	(0.15)	0.11	(0.29)	(0.01)		10.22	1.07	193,808	0.64	2.47	0.83	44
03/31/16	10.52	0.25	(0.07)	0.18	(0.28)	(0.01)		10.41	1.81	187,490	0.64	2.41	0.85	24
03/31/15	10.26	0.26	0.29	0.55	(0.28)	(0.01)		10.52	5.40	120,425	0.63	2.52	0.89	52
03/31/14	10.48	0.30	(0.22)	0.08	(0.30)	—		10.26	0.79	92,810	0.64	2.91	0.91	55
03/31/13	10.24	0.34	0.24	0.58	(0.34)	—		10.48	5.70	25,266	0.63	3.24	0.90	42

NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/17	$9.69	$0.13	$0.06	$0.19	$(0.16)	$—		$9.72	1.96%	$70,151	0.45%	2.56%	0.66%	1%
03/31/17	10.05	0.26	(0.30)	(0.04)	(0.32)	—		9.69	(0.43)	71,709	0.45	2.66	0.69	11
03/31/16(e)	10.00	0.07	0.07	0.14	(0.09)	—		10.05	1.35	57,029	0.46	2.96	0.85	5

BALANCED FUND
Institutional Class
09/30/17	$16.86	$0.07	$0.73	$0.80	$(0.07)	$—		$17.59	4.76%	$45,160	1.19%	0.76%	1.28%	6%
03/31/17	16.71	0.13	1.11	1.24	(0.13)	(0.96)		16.86	7.71	49,241	1.18	0.75	1.26	22
03/31/16	17.66	0.05	(0.57)	(0.52)	(0.06)	(0.37)		16.71	(2.93)	71,090	1.19	0.31	1.26	42
03/31/15	17.61	0.01	1.58	1.59	(0.01)	(1.53)		17.66	9.40	70,615	1.17	0.06	1.26	69
03/31/14	16.30	0.09	2.56	2.65	(0.10)	(1.24)		17.61	16.46	69,070	1.16	0.53	1.29	91
03/31/13	15.39	0.15	0.90	1.05	(0.14)	—		16.30	6.89	55,358	1.22	0.98	1.35	27
Institutional Plus Class
09/30/17	16.74	0.08	0.73	0.81	(0.09)	—		17.46	4.87	32,366	0.99	0.95	1.03	6
03/31/17	16.61	0.16	1.10	1.26	(0.17)	(0.96)		16.74	7.90	33,209	0.99	0.94	1.03	22
03/31/16	17.57	0.09	(0.59)	(0.50)	(0.09)	(0.37)		16.61	(2.78)	35,592	0.99	0.51	1.01	42
03/31/15	17.52	0.05	1.57	1.62	(0.04)	(1.53)		17.57	9.67	35,600	0.97	0.30	1.06	69
03/31/14	16.23	0.12	2.54	2.66	(0.13)	(1.24)		17.52	16.65	20,446	0.95	0.72	1.08	91
03/31/13	15.36	0.19	0.90	1.09	(0.22)	—		16.23	7.17	12,569	0.97	1.24	1.10	27

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(*)(c)	Portfolio Turnover(b)
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/17	$16.48	$(0.03)	$1.27	$1.24	$—	$—	$17.72	7.52%	$17,581	1.19%	(0.32)%	1.41%	26%
03/31/17	14.82	(0.05)	2.65	2.60	—	(0.94)	16.48	17.89	17,999	1.14	(0.31)	1.25	36
03/31/16	19.02	(0.06)	(1.83)	(1.89)	—	(2.31)	14.82	(9.78)	43,260	1.16	(0.34)	1.27	57
03/31/15	19.16	(0.09)	2.41	2.32	—	(2.46)	19.02	12.93	55,888	1.14	(0.47)	1.23	50
03/31/14	16.63	(0.05)	4.10	4.05	—	(1.52)	19.16	24.36	59,249	1.08	(0.28)	1.20	56
03/31/13	15.52	(0.05)	1.53	1.48	—	(0.37)	16.63	9.79	86,600	1.15	(0.33)	1.27	55
Institutional Plus Class
09/30/17	16.74	(0.01)	1.29	1.28	—	—	18.02	7.65	117,090	0.94	(0.07)	0.97	26
03/31/17	15.00	(0.01)	2.69	2.68	—	(0.94)	16.74	18.21	110,522	0.94	(0.08)	0.98	36
03/31/16	19.19	(0.02)	(1.86)	(1.88)	—	(2.31)	15.00	(9.63)	103,537	0.94	(0.10)	0.99	57
03/31/15	19.27	(0.05)	2.43	2.38	—	(2.46)	19.19	13.18	119,004	0.92	(0.25)	1.01	50
03/31/14	16.68	(0.02)	4.13	4.11	—	(1.52)	19.27	24.65	117,219	0.89	(0.08)	1.01	56
03/31/13	15.53	(0.01)	1.53	1.52	—	(0.37)	16.68	10.05	47,119	0.90	(0.07)	1.02	55

SMALL COMPANY FUND
Institutional Class
09/30/17	$28.28	$(0.02)	$1.17	$1.15	$—	$—	$29.43	4.07%	$223,178	1.23%	(0.11)%	1.29%	18%
03/31/17	23.17	0.07	5.45	5.52	(0.06)	(0.35)	28.28	23.87	210,573	1.20	0.27	1.31	33
03/31/16	24.06	0.02	(0.20)	(0.18)	(0.04)	(0.67)	23.17	(0.65)	51,527	1.18	0.10	1.34	32
03/31/15	24.39	0.02	1.65	1.67	(0.01)	(1.99)	24.06	6.97	51,296	1.20	0.09	1.31	29
03/31/14	19.98	0.03	4.81	4.84	(0.11)	(0.32)	24.39	24.26	42,855	1.19	0.13	1.32	21
03/31/13	19.11	0.18	1.63	1.81	(0.09)	(0.85)	19.98	10.11	78,688	1.22	0.97	1.35	19
Institutional Plus Class
09/30/17	28.35	0.02	1.17	1.19	—	—	29.54	4.20	495,422	0.99	0.13	1.04	18
03/31/17	23.20	0.12	5.47	5.59	(0.09)	(0.35)	28.35	24.14	379,675	0.99	0.47	1.06	33
03/31/16	24.12	0.07	(0.21)	(0.14)	(0.11)	(0.67)	23.20	(0.48)	220,980	0.99	0.30	1.07	32
03/31/15	24.43	0.08	1.64	1.72	(0.04)	(1.99)	24.12	7.17	217,291	0.98	0.34	1.09	29
03/31/14	20.04	0.09	4.81	4.90	(0.19)	(0.32)	24.43	24.53	163,481	0.96	0.39	1.09	21
03/31/13	19.16	0.23	1.64	1.87	(0.14)	(0.85)	20.04	10.43	90,628	0.97	1.23	1.10	19

(*)			Ratios excluding contractual and voluntary waivers.
(a)			Per share data calculated using average share method
(b)			Not annualized for a period less than one year.
(c)			Annualized for a period less than one year.
(d)			Amount represents less than $0.005.
(e)			Commencement of operations of Nebraska Tax-Free Fund – Institutional Plus Class shares was January 1, 2016.

32	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

1. Organization
Tributary Funds, Inc. (the "Company") was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series.  The Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund (collectively, the "Funds" and individually, a "Fund").  Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund's investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

On January 1, 2016, the Nebraska Tax-Free Fund commenced operations through a reorganization of the Nebraska Tax-Free Common Trust Fund ("CTF") through contribution of securities.  The CTF was previously managed by First National Bank of Omaha. It was determined to be beneficial to both the shareholders of the CTF and the Company to reorganize the CTF into a newly created series of the Company.  This CTF was organized and commenced operations on December 31, 2007.  The CTF had an investment objective and strategies that were, in all material respects, identical to those of the Nebraska Tax-Free Fund.  The net assets and unrealized gain received by the Nebraska Tax-Free Fund from this tax-free reorganization were as follows:
Date of Contribution	Net Assets Institutional Plus Class	Shares Issued Institutional Plus Class	Original Cost of Investments	Unrealized Gain on Investments	Exchange Ratio
January 1, 2016	$51,935,874	5,193,587	$50,327,997	$982,451	1.0014019

In addition to the securities transferred in, as noted above, $625,426 of cash and other receivables were also transferred in as part of the reorganization.

2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to

33

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

34

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of September 30, 2017, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$48,491,258	$-	$48,491,258
Corporate Bonds	-	49,223,305	-	49,223,305
Government & Agency Obligations	-	46,179,171	-	46,179,171
Preferred Stocks	475,755	-	-	475,755
Short-Term Investments	4,802,038	-	-	4,802,038
Total	$5,277,793	$143,893,734	$-	$149,171,527

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$47,991,385	$-	$47,991,385
Corporate Bonds	-	60,053,208	-	60,053,208
Government & Agency Obligations	-	83,702,320	-	83,702,320
Investment Company	1,459,946	-	-	1,459,946
Short-Term Investments	4,290,237	-	-	4,290,237
Total	$5,750,183	$191,746,913	$-	$197,497,096

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$67,828,934	$-	$67,828,934
Short-Term Investments	1,747,417	-	-	1,747,417
Total	$1,747,417	$67,828,934	$-	$69,576,351

Balanced Fund
Common Stocks	$50,108,866	$-	$-	$50,108,866
Non-U.S. Government Agency Asset-Backed Securities	-	3,585,049	-	3,585,049
Corporate Bonds	-	10,166,925	-	10,166,925
Government & Agency Obligations	-	11,019,098	-	11,019,098
Short-Term Investments	2,813,973	-	-	2,813,973
Total	$52,922,839	$24,771,072	$-	$77,693,911

Growth Opportunities Fund
Common Stocks	$130,167,077	$-	$-	$130,167,077
Short-Term Investments	4,511,835	-	-	4,511,835
Total	$134,678,912	$-	$-	$134,678,912

Small Company Fund
Common Stocks	$694,288,482	$-	$-	$694,288,482
Short-Term Investments	45,856,064	-	-	45,856,064
Total	$740,144,546	$-	$-	$740,144,546

The Funds recognize transfers between levels as of the beginning of the period.  There were no transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2017. There were no Level 3 securities held by the Funds for the period ended September 30, 2017.

Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund's maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

35

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds.  The Balanced Fund declares and pays dividends from net investment income, if any, quarterly.  The Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.

3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC ("Tributary" or "Adviser"), a subsidiary of First National Bank of Omaha ("FNBO"), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund's average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for the Small Company Fund. First National Fund Advisers ("FNFA" or "Sub-Adviser"), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary.

Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund's average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.54%
Income Fund	0.64
Nebraska Tax-Free Fund	0.45
Balanced Fund	0.99
Growth Opportunities Fund	0.94
Small Company Fund	0.99

The amounts waived for each Fund are recorded as expenses waived in each Fund's Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees.  For the period ended September 30, 2017, fees waived were as follows:

36

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Short-Intermediate Bond Fund	$ 159,001	$ 410	$ 159,411
Income Fund	198,837	603	199,440
Nebraska Tax-Free Fund	76,438	216	76,654
Balanced Fund	27,410	241	27,651
Growth Opportunities Fund	35,715	391	36,106
Small Company Fund	181,442	1,896	183,338

Tributary may recover fees waived or expenses reimbursed after August 1, 2014, if such payment is made within three years of the fee waiver or expense reimbursement. At September 30, 2017, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $607,803; Income Fund – $820,674; Nebraska Tax-Free Fund – $287,702; Balanced Fund – $120,204; Growth Opportunities Fund – $157,685; Small Company Fund – $589,141.

MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Services, LLC ("Co- Administrators") serve as co-administrators of the Funds. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds' Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a "Service Organization"). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the period ended September 30, 2017, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $1,243; Income Fund – $1,188; Balanced Fund – $544; Growth Opportunities Fund – $40; Small Company Fund – $407. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.

4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2017, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$24,397,132	$18,806,272
Income Fund	16,562,430	19,723,274
Nebraska Tax-Free Fund	442,065	2,619,314
Balanced Fund	2,986,539	11,233,087
Growth Opportunities Fund	32,765,365	36,144,928
Small Company Fund	216,191,679	112,513,915

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2017, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$20,271,692	$9,648,713
Income Fund	13,364,978	12,346,386
Balanced Fund	1,539,585	1,760,694

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company's shares without shareholder approval.

37

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards, redemption in-kind, and distribution adjustments. These reclassifications have no impact on net assets.

As of September 30, 2017, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Intermediate Bond Fund	$148,895,746	$1,084,913	$(809,132)	$275,781
Income Fund	195,570,673	3,641,998	(1,715,575)	1,926,423
Nebraska Tax-Free Fund	69,741,963	743,445	(909,057)	(165,612)
Balanced Fund	64,316,100	14,171,009	(793,198)	13,377,811
Growth Opportunities Fund	97,390,676	37,624,692	(336,456)	37,288,236
Small Company Fund	616,648,684	130,243,787	(6,747,925)	123,495,862

At March 31, 2017, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Tax Exempt Income	Undistributed Net Long Term Capital Gains	Other Temporary Differences	Unrealized Gain (Loss)**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$280,157	$-	$-	$(179,705)	$(703,624)	$(1,082,308)
Income Fund	957,614	-	-	(414,731)	(1,116,815)	(1,152,407)
Nebraska Tax-Free Fund	775	181,876	-	(182,601)	(1,107,519)	(261,533)
Balanced Fund	12,280	-	4,051,262	-	11,588,458	-
Growth Opportunities Fund	-	-	13,247,588	-	33,317,523	(37,046)
Small Company Fund	2,874,220	-	18,840,166	-	106,876,505	-

*Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization and return of capital paid by REIT securities.
***Capital loss carry forward includes deferred post October loss and late year losses.

The tax character of dividends and distributions paid during the Funds' fiscal years ended March 31, 2017 and March 31, 2016, were as follows:

	Net Ordinary Income*	Tax Exempt Income			Net Long Term Capital Gains**		Total Distributions Paid ***
	2017	2016	2017	2016	2017	2016	2017	2016
Short-Intermediate Bond Fund	$3,009,806	$2,260,844	$-	$-	$-	$-	$3,009,806	$2,260,844
Income Fund	6,104,883	4,660,519	-	-	-	-	6,104,883	4,660,519
Nebraska Tax-Free Fund	8,689	528	2,133,987	305,497	-	-	2,142,676	306,025
Balanced Fund	797,431	436,396	-	-	5,265,427	2,413,933	6,062,858	2,850,329
Growth Opportunities Fund	-	-	-	-	8,460,646	21,388,311	8,460,646	21,388,311
Small Company Fund	1,303,669	2,031,949	-	-	5,609,227	6,685,473	6,912,896	8,717,422

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2017.
***Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

38

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

At March 31, 2017, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
Short-Intermediate Bond Fund	$135,044	$947,264	$1,082,308
Income Fund	754,820	397,587	1,152,407
Nebraska Tax-Free Fund	139	261,394	261,533

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and "Late Year Losses", respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2017, the Funds deferred losses to April 1, 2017 as follows:

Late Year Losses
Growth Opportunities Fund	$37,046

The Funds comply with FASB ASC Topic 740, "Income Taxes." FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds' tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds' financial statements for the period ended September 30, 2017.

7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

39

ADDITIONAL FUND INFORMTION
September 30, 2017 (Unaudited)

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company's Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the SEC's website at www.sec.gov.

Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017, through September 30, 2017.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

40

ADDITIONAL FUND INFORMTION
September 30, 2017 (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending	Expenses	Expense	Beginning	Ending	Expenses	Expense
	Account	Account	Paid	Ratio	Account	Account	Paid	Ratio
	Value	Value	During	During	Value	Value	During	During
	4/1/17	9/30/17	Period*	Period*	4/1/17	9/30/17	Period*	Period*
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,013.06	$3.89	0.77%	$1,000.00	$1,021.21	$3.90	0.77%
Institutional Plus Class	1,000.00	1,014.21	2.73	0.54	1,000.00	1,022.36	2.74	0.54

Income Fund
Institutional Class	$1,000.00	$1,023.58	$4.26	0.84%	$1,000.00	$1,020.86	$4.26	0.84%
Institutional Plus Class	1,000.00	1,024.61	3.25	0.64	1,000.00	1,021.86	3.24	0.64

Nebraska Tax-Free Fund
Institutional Plus Class	$1,000.00	$1,019.61	$2.28	0.45%	$1,000.00	$1,022.81	$2.28	0.45%

Balanced Fund
Institutional Class	$1,000.00	$1,047.63	$6.11	1.19%	$1,000.00	$1,019.10	$6.02	1.19%
Institutional Plus Class	1,000.00	1,048.70	5.08	0.99	1,000.00	1,020.10	5.01	0.99

Growth Opportunities Fund
Institutional Class	$1,000.00	$1,075.25	$6.19	1.19%	$1,000.00	$1,019.10	$6.02	1.19%
Institutional Plus Class	1,000.00	1,076.46	4.89	0.94	1,000.00	1,020.36	4.76	0.94

Small Company Fund
Institutional Class	$1,000.00	$1,040.67	$6.29	1.23%	$1,000.00	$1,018.90	$6.23	1.23%
Institutional Plus Class	1,000.00	1,041.96	5.07	0.99	1,000.00	1,020.10	5.01	0.99

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

41

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2017 (Unaudited)

Review and Approval of the Funds' Advisory and Sub-Advisory Agreements
On May 16, 2017, the Board of Directors (the "Board") of Tributary Funds, Inc. (the "Funds"), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of any party to such agreements (the "Independent Directors") voted to continue (i) the Investment Advisory Agreement dated May 3, 2010 ("Tributary Agreement"), between the Funds and Tributary Capital Management, LLC ("Tributary"), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011 ("FNFA Agreement"), between Tributary and First National Fund Advisers ("FNFA") with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the "FNFA Funds").

Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary. However, the following are the Board's conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Tributary Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Tributary Agreement and noted the breadth and depth of experience presented. The Board carefully evaluated the nature, extent, and quality of Tributary's advisory services.  The Board also evaluated Tributary's organizational structure and resources, noting that Mark Wynegar replaced Steve Frantz as President of Tributary Capital in September 2016. The Board requested and evaluated Tributary's organizational documents, and its current Form ADV.  Based on Tributary's balance sheet and income statement for the twelve-months ended December 31, 2016, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of FNB and its parent company as it relates to the operation of Tributary.  After reviewing the foregoing information and further information in Tributary's responses (e.g., Tributary's overall business and clients, descriptions of Tributary's trading and brokerage practices and its compliance programs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the extended Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Small Company Fund would continue to manage the Small Company Fund.  The Board reviewed the Morningstar and Lipper "peer groups" as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that each of the Fund's performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others within the Lipper peer group. The Board noted that the Small Company Fund (Institutional Class and Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year, three-year and five-year periods ended March 31, 2017. Additionally, the Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.

After reviewing and discussing the performance of the Funds further, Tributary's portfolio managers' experience managing the Funds, and Tributary's historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed Tributary's current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted that the Funds' advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same. The Board considered that the Small Company Fund's advisory fee and total expense ratio are higher than

42

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2017 (Unaudited)

the respective Lipper peer group averages. The Expense Cap Agreement, further discussed below, as currently in place, was reviewed and it is noted will be continued; this Agreement allows for overall expenses for Small Company Fund shareholders to remain competitive.  Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm's length.

Economies of Scale.
The Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Employment Arrangements.
The Board considered Tributary's personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individual's biographies.  The Board also considered Tributary's method for determining the compensation of each of the portfolio managers proposed to continue to manage the Funds.  It was noted that Tributary offers a competitive compensation package that includes a base salary, incentive bonus payments based on overall performance of the strategies, a revenue share to create an ownership like mentality and voluntary contributions to 401(k) plans.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including increased assets under management, resulting in Tributary's ability to recruit high quality staff, obtain  greater access to general research, as well as enhanced marketing and client service.

Based on the Board's deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Tributary Agreement are fair and reasonable; and (b) that Tributary fees under the Tributary Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA. However, the following are the Board's conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided to the FNFA Funds under the FNFA Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by FNFA who would be providing services under the FNFA Agreement and noted the breadth and depth of experience presented (including that of the personnel servicing the FNFA Funds). The Board carefully evaluated the nature, extent and quality of FNFA's advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds. The Board also evaluated FNFA's organizational structure and resources, which the Board noted were consistent with those of Tributary.  The Board requested and evaluated FNFA's organizational documents, and its current Form ADV.  Based on a profit and loss statement for First National Bank's Wealth Management Group (of which FNFA is a department of) as of December 31, 2016, the Board concluded that FNFA would be sufficiently capitalized to satisfy its obligations to the FNFA Funds. The Board also noted the historical financial stability of First National Bank of Omaha and its parent company as it relates to the operations of FNFA. After reviewing the foregoing information and further information in FNFA's responses (e.g., descriptions of FNFA's overall business and clients, its trading and brokerage practices, and its compliance programs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

43

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2017 (Unaudited)

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the extended FNFA Agreement.  It was noted that the portfolio management teams at FNFA managing the FNFA Funds would continue to manage the FNFA Funds. The Board reviewed the Morningstar and Lipper "peer groups" as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that each of the FNFA Funds' performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others within the Lipper peer group. The Board considered that the Balanced Fund (Institutional Class) outperformed its  Morningstar peer group averages for the three-year and five-year periods ended March 31, 2017 and that the Balanced Fund (Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages for the three-year period ended March 31, 2017, and outperformed its Morningstar peer group average for the five-year period ended March 31, 2017, but underperformed its Lipper peer group average for the one-year and five-year periods ended March 31, 2017 and underperformed its Morningstar peer group average for the one-year period ended March 31, 2017. The Board also noted that the Balanced Fund (Institutional Class) underperformed its Lipper and Morningstar peer group averages, for the one-year period ended March 31, 2017, and underperformed its Lipper peer group average for the three-year and five-year periods ended March 31, 2017. The Board next considered that the Growth Opportunities Fund (Institutional Class and Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages for the one-year, three-year and five-year periods ended March 31, 2017. The Board next considered that the Income Fund (Institutional Class and Institutional Plus Class) outperformed its Morningstar peer group average for the three-year and five-year periods ended March 31, 2017, but underperformed its Morningstar peer group average for the one-year period ended March 31, 2017 and underperformed its Lipper peer group average for the one-year, three-year and five-year periods ended March 31, 2017. The Board next considered that the Short-Intermediate Bond Fund (Institutional Class) outperformed its Morningstar peer group average for the three-year and five-year periods ended March 31, 2017, but underperformed its Morningstar peer group average for the one-year period ended March 31, 2017 and underperformed its Lipper peer group average for the one-year, three-year and five-year periods ended March 31, 2017.  The Board also noted that the Short-Intermediate Bond Fund (Institutional Plus Class) outperformed its Morningstar peer group average for the one-year, three-year and five-year periods ended March 31, 2017, but underperformed its Lipper peer group average for each of the same periods. The Board next considered that the Nebraska Tax-Free Fund outperformed its Morningstar and Lipper peer group averages for the one-year, three-year and five-year periods ended March 31, 2017. After reviewing and discussing the performance of the FNFA Funds further, FNFA's portfolio managers' experience managing the FNFA Funds, FNFA's historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed the rate of FNFA's sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the FNFA Fund's advisory fees and expense ratios (Institutional Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group.  The Board noted that the fees charged by FNFA would remain the same and that Tributary – not the FNFA Funds – would pay the sub-advisory fees to FNFA.  The Board considered that the Balanced Fund's advisory fee and total expense ratio are higher than its respective Lipper peer group averages. The Board considered that the Growth Opportunities Fund's advisory fee is higher than its Lipper peer group average, but the Fund's total expense ratio is lower then its Lipper peer group average. The Board considered that the Income Fund's advisory fee and total expense ratio is higher than its respective Lipper peer group average. The Board considered that the Short-Intermediate Bond Fund's advisory fee is lower than its Lipper peer group average, but that the total expense ratio is slightly higher than its Lipper peer group average.  The Board considered that the Nebraska Tax-Free Fund's advisory fee and total expense ratio are lower than its respective Lipper peer group averages.  The Expense Cap Agreement, further discussed below, as currently in place, was reviewed and it is noted will be continued; this Agreement allows for overall expenses for Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNFA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNFA and that they reflected charges within a range of what could have been negotiated at arm's length.

Economies of Scale.
The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

44

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2017 (Unaudited)

Employment Arrangements.
The Board considered FNFA's personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals' biographies.  The Board also considered FNFA's method for determining the compensation of each of the portfolio managers proposed to continue to manage the FNFA Funds.  It was noted that FNFA offers a competitive compensation package that includes a base salary, incentive bonus payments, and firm contributions to 401(k) plans.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.  The Board noted that an affiliate of FNFA, First National Capital Markets ("FNCM") was subject to an enforcement action by the U.S. Securities and Exchange Commission in June 2015 relating to the offer and sale of municipal securities on the basis of materially misleading disclosures. FNCM was subject to a civil monetary penalty and a cease and desist order. The Board noted that FNCM provided no services to the FNFA Funds.

Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including increased assets under management, FNFA's ability to recruit high quality staff, and enhanced ability to obtain research and more favorable execution of portfolio transactions.

Based on the Board's deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of the FNFA Agreement are fair and reasonable; and (b) that FNFA's fees under the FNFA Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

45

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46

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47

TRIBUTARY FUNDS

Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Co-Administrators
Atlantic Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Columbus, Ohio 43230

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

TF-SAR-0917

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Tributary Funds, Inc.

By /s/ Karen Shaw
    Karen Shaw
    Treasurer

Date             November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Stephen C. Wade
       Stephen C. Wade
       President

Date November 21, 2017

By    /s/ Karen Shaw
        Karen Shaw
        Treasurer

Date November 21, 2017